Segmented information - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($) Segment	Apr. 30, 2021 CAD ($)
Disclosure Of Operating Segments [Abstract]
Trade receivables | $	$ 315	$ 380
Number of operating segment	1
Number of reportable geographical segment	3